CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CLP ($) $ in Millions	Capital [Member]	Reserves And Other Retained Earnings [Member]	Effects Of Merger Of Companies Under Common Control [Member]	Fair Value Reserve [Member]	Cash Flow Hedge [Member]	Income Tax Effects [Member]	Retained Earnings Of Prior Years [Member]	Income For The Year [Member]	Provision For Mandatory Dividends [Member]	Total Attributable To Shareholders Of The Bank [Member]	Non-Controlling Interests [Member]	Total
Equity at beginning at Dec. 31, 2015	$ 891,303	$ 1,530,117	$ (2,224)	$ (6,965)	$ 8,626	$ (373)	$ 37,963	$ 448,466	$ (134,539)	$ 2,772,374	$ 30,181	$ 2,802,555
Changes in equity [Roll Forward]
Distribution of income from previous period							448,466	(448,466)
Equity at beginning at Dec. 31, 2015	891,303	1,530,117	(2,224)	(6,965)	8,626	(373)	486,429		(134,539)	2,772,374	30,181	2,802,555
Changes in equity [Roll Forward]
Dividends distributions/ withdrawals made							(336,659)		134,539	(202,120)	(4,008)	(206,128)
Transfer of retained earnings to reserves		112,219					(112,219)
Provision for mandatory dividends									(142,815)	(142,815)		(142,815)
Subtotal		112,219					(448,878)		(8,276)	(344,935)	(4,008)	(348,943)
Other comprehensive income				13,414	(6,338)	(1,724)				5,352	803	6,155
Income for the year								476,067		476,067	2,365	478,432
Subtotal				13,414	(6,338)	(1,724)		476,067		481,419	3,168	484,587
Equity at ending at Dec. 31, 2016	891,303	1,642,336	(2,224)	6,449	2,288	(2,097)	37,551	476,067	(142,815)	2,908,858	29,341	2,938,199
Changes in equity [Roll Forward]
Distribution of income from previous period							476,067	(476,067)
Equity at beginning at Dec. 31, 2016	891,303	1,642,336	(2,224)	6,449	2,288	(2,097)	513,618		(142,815)	2,908,858	29,341	2,938,199
Changes in equity [Roll Forward]
Dividends distributions/ withdrawals made							(330,645)		142,815	(187,830)	(242)	(188,072)
Transfer of retained earnings to reserves		141,706					(141,706)
Provision for mandatory dividends									(168,840)	(168,840)		(168,840)
Subtotal		141,706					(472,351)		(26,025)	(356,670)	(242)	(356,912)
Other comprehensive income				(5,990)	(5,850)	2,888				(8,952)	336	(8,616)
Income for the year								562,801		562,801	12,448	575,249
Subtotal				(5,990)	(5,850)	2,888		562,801		553,849	12,784	566,633
Equity at ending at Dec. 31, 2017	891,303	1,784,042	(2,224)	459	(3,562)	791	41,267	562,801	(168,840)	3,106,037	41,883	3,147,920
Changes in equity [Roll Forward]
Distribution of income from previous period							562,801	(562,801)
Equity at beginning at Dec. 31, 2017	891,303	1,784,042	(2,224)	459	(3,562)	791	604,068		(168,840)	3,106,037	41,883	3,147,920
Changes in equity [Roll Forward]
Impact of adopting IFRS 9				394		(19)	(82,367)			(81,992)		(81,992)
Restated opening balance under IFRS 9	891,303	1,784,042	(2,224)	853	(3,562)	772	521,701		(168,840)	3,024,045	41,883	3,065,928
Dividends distributions/ withdrawals made							(423,611)		168,840	(254,771)	4	(254,767)
Transfer of retained earnings to reserves		141,204					(141,204)
Provision for mandatory dividends									(178,600)	(178,600)		(178,600)
Subtotal		141,204					(564,815)		(9,760)	(433,371)	4	(433,367)
Other comprehensive income				4,799	13,365	(4,874)				13,290	(84)	13,206
Income for the year								595,333		595,333	4,360	599,693
Subtotal				4,799	13,365	(4,874)		595,333		608,623	4,276	612,899
Equity at ending at Dec. 31, 2018	$ 891,303	$ 1,925,246	$ (2,224)	$ 5,652	$ 9,803	$ (4,102)	$ (43,114)	$ 595,333	$ (178,600)	$ 3,199,297	$ 46,163	$ 3,245,460